RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
5.	RELATED PARTY TRANSACTIONS

The Company has an agreement with a company owned by a Board member for the use of an asset for corporate and marketing activities. The Company has in 2023 paid operating cost of $1.3 million and fees associated with actual use. In 2023, 2022 and 2021, the Company recognized an expense of $0.2 million, $0.3 million and $0.3 million, respectively, for utilization of the asset. No amounts were due to the related party as of December 31, 2023, or December 31, 2022.